UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Principal
	Amount	Value

Asset Backed Securities — 2.7%
ACLC Business Loan Receivables Trust, 3.121%, 10/15/21 (e)(r)	$2,548,704	$2,498,241
AmeriCredit Automobile Receivables Trust:
5.11%, 10/6/10	1,590,895	1,594,816
3.43%, 7/6/11	7,318,291	7,268,923
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	2,000,000	2,010,781
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	21,370,965	21,481,583
5.22%, 11/16/09	18,444,123	18,469,620
Capital One Auto Finance Trust, 5.33%, 11/15/10	10,452,340	10,396,348
Captec Franchise Trust:
8.155%, 6/15/13 (e)	6,920,000	7,231,247
8.155%, 12/15/13 (e)	2,895,000	1,939,650
Countrywide Asset-Backed Certificates, 2.933%, 11/25/34 (r)	4,486,732	3,980,165
Discover Card Master Trust:
Series 2007-1, 2.481%, 8/15/12 (r)	6,200,000	6,107,022
Series 2008-A2, 4.086%, 9/17/12	5,800,000	5,808,591
Dunkin Securitization, 5.779%, 6/20/31 (e)	20,750,000	19,093,113
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	21,437,164	428,743
FMAC Loan Receivables Trust:
2.905%, 11/15/18 (e)(r)	10,969,399	425,064
6.74%, 11/15/20 (e)	1,804,920	1,533,275
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	36,000,000	35,715,157
Golden Securities Corp., 3.128%, 12/2/13 (e)(r)	1,057,203	1,056,611
Household Automotive Trust, 3.93%, 7/18/11	12,898,133	12,899,281
SLM Student Loan Trust, 2.996%, 12/15/17 (b)(r)	2,728,319	2,723,203
WFS Financial Owner Trust, 3.93%, 2/17/12	1,966,290	1,966,542

Total Asset Backed Securities (Cost $166,528,572)		164,627,976

Collateralized Mortgage-Backed Obligations (privately originated) — 1.4%
American Home Mortgage Assets, 4.104%, 5/25/46 (r)	136,997,680	6,507,390
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,634,099	1,604,543
Impac CMB Trust:
3.123%, 9/25/34 (r)	1,382,653	1,226,409
2.743%, 4/25/35 (r)	7,334,051	5,611,481
2.793%, 4/25/35 (r)	2,628,035	1,567,511
2.753%, 5/25/35 (r)	9,368,763	7,556,513
2.803%, 8/25/35 (r)	8,012,622	6,060,394
MASTR Alternative Loans Trust, 6.25%, 7/25/36	21,268,286	18,284,809
Residential Accredit Loans, Inc., 6.00%, 12/25/35	7,335,595	6,841,464
Residential Asset Securitization Trust, 6.25%, 11/25/36	21,330,913	18,817,954
Structured Asset Securities Corp, 5.00%, 6/25/35	9,219,984	8,251,697
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.507%, 7/25/46	136,402,061	1,449,272

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $92,530,882)		83,779,437

	Principal
	Amount	Value

Commercial Mortgage-Backed Securities — 3.2%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	11,700,000	11,239,313
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	45,600,000	44,527,670
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	30,500,000	30,214,063
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	39,865,927
5.245%, 11/15/36 (e)	18,600,000	18,545,327
5.362%, 11/15/36 (e)	11,000,000	10,353,688
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	12,895,000	12,722,233
Trust III, 5.361%, 2/15/36 (e)	22,820,000	22,851,948
Wachovia Bank Commercial Mortgage Trust, 0.471%, 12/15/35 (e)(r)	94,216,238	1,034,212

Total Commercial Mortgage-Backed Securities (Cost $193,469,549)		191,354,381

Corporate Bonds — 62.0%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	16,725,000	16,377,204
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	76,150,000	55,443,140
7.30%, 10/14/49 (e)	19,950,000	18,495,445
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(k)(r)*	3,077,944	—
15.36%, 12/1/10 (b)(k)(r)*	17,718,398	—
Anadarko Petroleum Corp., 3.176%, 9/15/09 (r)	43,950,000	43,397,948
APL Ltd., 8.00%, 1/15/24	13,525,000	12,409,187
ArcelorMittal , 6.125%, 6/1/18 (e)	19,650,000	19,142,881
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,795,809
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	23,670,000	19,463,841
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	2,678,050
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	20,905,272
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	78,970,000	61,046,850
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	37,843,173	38,836,556
Bank of America, 3.316%, 5/12/10 (r)	132,625,000	132,028,718
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	10,000,000	10,088,544
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	26,081,000	26,386,409
Bear Stearns Co’s, Inc.:
2.875%, 7/2/08	2,200,000	2,199,834
3.199%, 1/30/09 (r)	6,670,000	6,654,679
2.891%, 3/30/09 (r)	7,920,000	7,866,114
2.768%, 8/21/09 (r)	2,000,000	1,971,954
2.728%, 2/23/10 (r)	1,510,000	1,480,848
3.218%, 7/19/10 (r)	21,560,000	21,197,502
3.048%, 10/22/10 (r)	6,000,000	5,823,740
2.886%, 8/15/11 (r)	36,700,000	35,577,777
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	20,000,000	9,776,480
BF Saul, 7.50%, 3/1/14	18,485,000	16,313,012
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	128,906,000	117,515,028
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	20,150,000	20,156,715
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,000,000	7,346,160
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	32,565,000	30,223,468
CAM US Finance SA Sociedad Unipersonal, 3.023%, 2/1/10 (e)(r)	11,000,000	10,360,724
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	1,150,000	1,136,645
Capmark Financial Group, Inc., 3.366%, 5/10/10 (r)	12,260,000	9,450,633
Cargill, Inc, 4.068%, 1/21/11 (e)(r)	44,455,000	44,307,365
Chesapeake Energy Corp.:
6.50%, 8/15/17	12,121,000	11,302,833
7.25%, 12/15/18	59,045,000	57,716,488
Chevy Chase Bank FSB, 6.875%, 12/1/13	7,811,000	7,287,892
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,863,728
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	13,500,000	13,631,365

	Principal
	Amount	Value

CIT Group, Inc.:
2.839%, 8/17/09 (r)	2,745,000	2,494,519
2.906%, 3/12/10 (r)	4,970,000	4,311,475
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	24,487,000	12,090,456
Citigroup Capital XXI, 8.30% to 12/21/37, floating rate thereafter to 12/21/57 (r)	7,460,000	7,011,007
Citigroup, Inc., 8.40% to 4/30/18, floating rate thereafter to 4/30/49 (r)	25,800,000	23,873,256
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	18,200,000	18,108,722
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	145,513,000	121,181,189
CVS Caremark Corp., 2.982%, 6/1/10 (r)	4,930,000	4,806,952
Deutsche Bank, 3.409%, 6/18/10	44,850,000	44,753,214
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,155,097
9.25%, 5/1/10	500,000	538,774
Discover Financial Services:
3.316%, 6/11/10 (r)	31,550,000	26,982,065
6.45%, 6/12/17	2,900,000	2,450,906
Dominion Resources, Inc.:
3.86%, 6/17/10 (r)	32,530,000	32,524,711
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	8,010,000	7,295,628
Duke Energy Corp., 4.20%, 10/1/08	9,081,000	9,098,381
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	104,200,000	93,282,411
Fidelity National Information Services, Inc., 4.75%, 9/15/08	2,500,000	2,494,882
First Republic Bank, 7.75%, 9/15/12	500	518
FMG Finance Pty Ltd.:
6.682%, 9/1/11 (e)(r)	60,535,000	60,913,344
10.00%, 9/1/13 (e)	29,275,000	32,092,719
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	103,993,000	99,334,474
Fort Knox Military Housing:
5.815%, 2/15/52 (e)	11,225,000	10,011,016
5.915%, 2/15/52 (e)	10,455,000	9,335,479
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	30,230,000	29,232,568
3.078%, 4/20/10 (e)(r)	42,295,000	34,338,464
4.75%, 10/15/10 (e)	6,000,000	5,092,685
3.258%, 1/21/11 (e)(r)	35,220,000	27,234,701
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	8,400,000	5,301,437
6.375%, 9/25/12 (e)	51,200,000	44,007,578
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	36,149,685
GMAC LLC:
3.951%, 9/23/08 (r)	72,680,000	71,604,470
3.926%, 5/15/09 (r)	91,630,000	85,462,901
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	11,878,558	12,119,574
Great River Energy:
5.829%, 7/1/17 (e)	66,125,000	65,658,819
6.254%, 7/1/38 (e)	17,750,000	17,129,993
HBOS plc:
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	2,400,000	1,676,695
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	24,270,000	17,006,159
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	61,600,000	61,378,844
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	25,965,000	26,011,344
HRPT Properties Trust, 3.376%, 3/16/11 (r)	39,710,000	36,500,486
HSBC Holdings plc, 6.80%, 6/1/38	1,000,000	941,722
Huntington National Bank, 4.65%, 6/30/09	15,310,000	15,109,094
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	20,910,000	16,767,241
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,340,000	10,562,725
Jersey Central Power & Light Co., 5.625%, 5/1/16	4,985,000	4,812,449
John Deere Capital Corp.:
3.088%, 2/26/10 (r)	13,000,000	13,003,325
3.434%, 1/18/11 (r)	52,400,000	52,321,156

	Principal
	Amount	Value

JPMorgan Chase & Co.:
2.88%, 10/28/08 (r)	72,800,000	72,794,542
3.408%, 1/22/10 (r)	36,900,000	36,732,856
7.90%, 12/31/49 (r)	960,000	896,370
Kaupthing Bank HF:
3.413%, 1/15/10 (e)(r)	39,000,000	33,449,543
5.75%, 10/4/11 (e)	3,350,000	2,712,110
Koninklijke Philips Electronics NV, 3.841%, 3/11/11 (r)	62,930,000	62,947,704
Kraft Foods, Inc., 3.216%, 8/11/10 (r)	2,300,000	2,256,303
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	51,398,000	43,431,310
Lehman Brothers Holdings, Inc., 2.68%, 9/8/08 (r)	7,157,000	7,139,640
Leucadia National Corp.:
7.00%, 8/15/13	22,745,000	22,517,550
8.125%, 9/15/15	47,170,000	47,400,677
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17	8,060,000	7,940,470
5.983%, 12/1/22	14,695,000	14,783,023
6.192%, 12/1/27	3,925,000	3,930,024
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	512,710
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/97 (e)(m)*	1,000,000	10,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	11,675,000	9,868,772
M&T Bank Corp., 6.625%, 12/4/17	4,065,000	3,938,912
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	9,869,963
Meridian Funding Co. LLC, 2.928%, 10/6/08 (e)(r)	2,335,307	2,222,343
Metropolitan Life Global Funding I, 3.551%, 6/25/10 (e)(r)	15,900,000	15,900,679
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	23,150,000	20,686,377
Morgan Stanley:
2.803%, 1/15/10 (r)	20,420,000	19,827,987
2.993%, 1/15/10 (r)	11,380,000	11,157,913
4.778%, 5/14/10 (r)	24,270,000	24,176,294
National Fuel Gas Co., 6.50%, 4/15/18 (e)	4,800,000	4,737,974
NationsBank Cap Trust III, 3.263%, 1/15/27 (r)	1,677,000	1,314,183
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	22,379,000	22,354,132
6.90%, 10/1/37	10,460,000	11,256,665
6.59%, 7/7/38	4,023,000	4,221,805
Noble Group Ltd:
8.50%, 5/30/13 (e)	27,050,000	27,218,192
6.625%, 3/17/15 (e)	17,700,000	15,547,680
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	17,500,000	16,255,400
5.88%, 10/1/51 (e)	20,000,000	17,768,800
6.00%, 10/1/51 (e)	13,120,000	12,355,366
6.15%, 10/1/51 (e)	10,000,000	9,684,300
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	19,550,000	5,774,679
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	7,465,000	6,867,800
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	6,176,368	6,180,741
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	11,250,000	11,441,418
Pepco Holdings, Inc., 3.307%, 6/1/10 (r)	5,000,000	4,936,437
Pioneer Natural Resources Co.:
5.875%, 7/15/16	12,285,000	11,143,889
6.65%, 3/15/17	38,255,000	36,057,508
6.875%, 5/1/18	34,975,000	32,662,446
7.20%, 1/15/28	10,012,000	8,992,318
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	2,904,114
Preferred Term Securities IX Ltd., 3.356%, 4/3/33 (e)(r)	853,378	792,361
ProLogis:
2.886%, 8/24/09 (r)	81,750,000	79,539,628
6.625%, 5/15/18	3,000,000	2,903,659
Public Steers Trust, 6.646%, 11/15/18 (b)	4,237,130	2,947,949
Puget Sound Energy, Inc., 7.02%, 12/1/27	571,000	585,701
RBS Capital Trust IV, STEP, 3.601%, 9/29/49 (r)	19,868,000	16,092,246

	Principal
	Amount	Value

Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	10,000,000	10,037,500
Rouse Co., 8.00%, 4/30/09	8,000,000	7,936,993
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	36,395,000	33,168,341
Santander Issuances SA Unipersonal, 3.163%, 6/20/16 (e)(r)	25,000,000	24,233,442
Skyway Concession Co. LLC, 3.081%, 6/30/17 (b)(e)(r)	10,140,000	8,195,726
SLM Corp:
3.12%, 1/26/09 (r)	6,330,000	6,231,404
3.06%, 7/27/09 (r)	3,875,000	3,633,972
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	25,313,000	24,248,892
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (b)(r)	22,215,000	17,192,433
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	6,406,163
Sterling Equipment, Inc., 6.125%, 9/28/19	302,042	331,585
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	19,730,000	17,094,565
TIERS Trust:
8.45%, 12/1/17 (b)(n)*	8,559,893	85,599
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (b)(e)(r)	11,001,000	2,946,783
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (b)(r)	15,000,000	1,440,150
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	671,455
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,564,287
2/15/28 (e)	16,737,000	5,239,843
2/15/29 (e)	12,600,000	3,717,923
2/15/43 (e)	196,950,000	33,787,411
2/15/45 (e)	650,326,134	89,691,088
United Parcel Services, Inc., 2.033%, 3/27/50 (r)	2,030,000	2,031,265
UnitedHealth Group, Inc.:
2.981%, 6/21/10 (r)	32,550,000	31,373,578
4.07%, 2/7/11 (r)	14,940,000	14,854,216
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,570,169
Wachovia Bank, 3.62%, 5/14/10 (r)	77,750,000	77,348,188
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	74,021,000	51,074,490
Wachovia Corp, 4.69%, 5/1/13 (r)	29,000,000	28,750,254
Wells Fargo Bank:
6.584%, 9/1/27 (e)	6,080,000	6,134,781
6.734%, 9/1/47 (e)	37,970,000	38,408,174
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	12,110,000	12,037,909
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	36,390,000	36,045,343
Whitney National Bank, 5.875%, 4/1/17	3,000,000	2,928,554
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	14,270,000	15,572,994
Xerox Corp., 3.563%, 12/18/09 (r)	3,250,000	3,192,873
Xstrata Finance Dubai Ltd., 3.035%, 11/13/09 (e)(r)	13,660,000	13,502,670

Total Corporate Bonds (Cost $4,038,548,532)		3,728,881,824

Taxable Municipal Obligations — 6.9%
Alabaster Alabama GO Bonds:
5.38%, 4/1/19	780,000	748,566
5.40%, 4/1/20	840,000	805,358
5.45%, 4/1/21	880,000	843,251
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	4,883,744
10/1/10	16,230,000	14,773,682
Anaheim California Redevelopment Agency Tax Allocation Bonds:
5.759%, 2/1/18	1,795,000	1,783,045
6.506%, 2/1/31	3,875,000	4,119,900
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,760,000	3,885,960

	Principal
	Amount	Value

Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,458,525
5.05%, 7/1/14	1,520,000	1,510,682
5.07%, 7/1/15	1,340,000	1,319,471
5.27%, 7/1/18	2,435,000	2,356,009
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	3,852,448
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,440,000	1,455,797
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	1,919,000
5.204%, 9/1/17	2,275,000	2,168,849
5.304%, 9/1/19	1,000,000	952,450
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,792,289
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,585,927
5.61%, 8/1/14	2,270,000	2,344,433
Zero Coupon, 6/1/15	3,425,000	2,414,146
Zero Coupon, 6/1/15	1,205,000	849,356
Zero Coupon, 6/1/16	2,620,000	1,731,375
Zero Coupon, 6/1/17	2,710,000	1,666,542
Zero Coupon, 6/1/17	1,835,000	1,128,452
Zero Coupon, 6/1/18	2,810,000	1,620,021
Zero Coupon, 6/1/19	1,975,000	1,062,708
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,940,000	1,909,154
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,067,080
5.658%, 1/1/12	2,500,000	2,548,250
5.688%, 1/1/13	5,540,000	5,629,526
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	7,700,000	8,032,101
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	12,689,700
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	544,470
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,815,744
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	281,232
5.10%, 7/1/15	300,000	293,529
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,184,725
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.11%, 1/1/13	1,210,000	1,201,845
4.76%, 1/1/13	400,000	391,760
5.29%, 1/1/20	2,415,000	2,336,126
5.48%, 1/1/21	990,000	992,129
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,074,879
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	659,980
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,458,164
5.82%, 7/15/17	3,925,000	3,901,215
6.01%, 7/15/21	13,515,000	13,677,585
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	234,821
4.82%, 9/1/12	250,000	247,873
4.90%, 9/1/13	260,000	256,438
4.94%, 9/1/14	275,000	269,445
4.95%, 9/1/15	285,000	275,777
Jersey City New Jersey GO Bonds, 5.38%, 9/1/16	7,755,000	7,865,819
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,190,515
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,550,000	4,636,905
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,336,398
La Verne California, 5.62%, 6/1/16	1,000,000	993,520
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,413,348
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,276,450
5.44%, 8/1/40	5,000,000	4,271,250

	Principal
	Amount	Value

Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,651,543
5.69%, 10/1/30	2,835,000	2,645,253
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	6,200,000	6,090,570
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	3,630,000	3,630,182
5.20%, 7/1/09	8,835,000	8,922,290
5.19%, 7/1/10	6,290,000	6,374,726
5.21%, 7/1/11	9,275,000	9,375,263
Project A, 5.04%, 6/1/20	1,940,000	1,870,858
Project B, 5.04%, 6/1/20	990,000	954,716
5.375%, 1/1/22	1,265,000	1,207,164
5.60%, 1/1/26	1,470,000	1,379,580
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,102,255
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	1,181,589
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	11,778,720
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,501,365
4.06%, 10/15/10	1,000,000	990,020
4.42%, 10/15/12	10,500,000	10,385,235
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,144,158
4.49%, 7/1/11	2,500,000	2,451,300
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,200,000	2,229,656
5.653%, 9/1/21	19,635,000	19,334,388
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,100,551
5.14%, 8/15/18	2,760,000	2,593,600
5.20%, 8/15/19	3,070,000	2,886,752
5.25%, 8/15/20	3,395,000	3,194,322
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	753,620
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,726,988
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,807,748
Pittsburgh Pennsylvania GO Bonds:
5.47%, 9/1/08	4,890,000	4,903,105
5.54%, 9/1/09	19,670,000	19,897,189
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,741,979
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,013,837
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,885,000	1,796,763
5.24%, 8/1/17	2,920,000	2,922,424
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,211,733
5.54%, 12/1/20	21,940,000	20,897,850
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,417,620
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,535,724

San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,036,659
5.10%, 8/1/20	3,960,000	3,610,570
5.46%, 8/1/35	5,300,000	4,737,299
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,708,042
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,194,691
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	6,695,000	7,178,446

	Principal
	Amount	Value

Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	671,355
5.00%, 12/1/13	710,000	701,168
5.00%, 12/1/14	745,000	728,901
5.125%, 12/1/15	785,000	763,130
5.125%, 12/1/16	830,000	795,829
5.25%, 12/1/21	5,070,000	4,780,604
5.375%, 12/1/21	4,880,000	4,657,570
University of Central Florida COPs, 5.125%, 10/1/20	3,750,000	3,237,900
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	10,430,185
5.442%, 7/1/50	3,990,000	3,572,646
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,600,043
Virginia State Housing Development Authority Revenue Bonds, 5.35%, 7/1/14	2,025,000	2,038,405
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,975,728
5.15%, 1/1/24	3,630,000	3,304,316
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,891,633

Total Taxable Municipal Obligations (Cost $426,262,988)		417,207,495

U.S. Government Agencies and Instrumentalities — 16.5%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	2,209,278	2,297,163
Fannie Mae, 5.50%, 12/25/16	4,874,308	4,944,465
Federal Home Loan Bank Discount Notes, 7/1/08	902,200,000	902,200,000
Freddie Mac:
5.125%, 12/15/13	43,799,955	44,079,289
STEP, 4.10% to 1/28/09, 5.80% thereafter to 1/28/14 (r)	5,000,000	5,027,678
5.00%, 10/15/29	8,285,435	472,456
6.00%, 12/15/32	21,053,072	4,136,754
Ginnie Mae, 11.00%, 10/15/15	525	580
Government National Mortgage Association, 5.50%, 1/16/32	14,094,928	1,888,833
Overseas Private Investment Corp., 4.05%, 11/15/14	1,984,800	2,002,385

Small Business Administration:
5.038%, 3/10/15	6,453,125	6,377,935
4.94%, 8/10/15	15,799,333	15,627,895

Total U.S. Government Agencies and Instrumentalities (Cost $989,224,727)		989,055,433

U.S. Treasury — 4.6%
United States Treasury Bonds:
5.25%, 2/15/29	23,000,000	24,962,187
5.375%, 2/15/31	125,000	139,023
4.75%, 2/15/37	1,573,000	1,625,843
5.00%, 5/15/37	22,244,000	23,922,726
4.375%, 2/15/38	4,000,000	3,898,750
United States Treasury Notes:
2.75%, 2/28/13	910,000	888,388
3.125%, 4/30/13	6,650,000	6,591,813
3.50%, 5/31/13	194,775,000	196,174,947
5.125%, 5/15/16	9,226,000	10,060,665
4.625%, 2/15/17	70,000	73,675
3.50%, 2/15/18	10,000	9,623
3.875%, 5/15/18	10,111,000	10,024,109

Total U.S. Treasury (Cost $276,127,051)		278,371,749

	Shares

Equity Securities — 1.7%
Conseco, Inc.
Common *	1,204,755	11,951,170
Warrants (strike price $27.60/share, expires 9/10/08)*	4,668	93
Double Eagle Petroleum Co., Preferred	105,000	2,592,450
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,594,500
Ford Motor Co.*	473,761	2,278,790
MFH Financial Trust I, Preferred (b)(e)	400,000	40,850,000
Roslyn Real Estate Asset Corp., Preferred	222	22,227,750
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	3,644,250
Trust II, Preferred (b)(e)	6,450,000	3,644,250
Trust III, Preferred (b)(e)	6,450,000	3,644,250
Trust IV, Preferred (b)(e)	6,450,000	3,644,250

Total Equity Securities (Cost $122,718,540)		101,071,753

TOTAL INVESTMENTS (Cost $6,305,410,841) — 99.0%		5,954,350,048
Other assets and liabilities, net — 1.0%		61,840,094

NET ASSETS — 100%		$6,016,190,142

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
5 Year U.S. Treasury Notes	830	9/08	$91,760,391	$527,404
10 Year U.S. Treasury Notes	2,043	9/08	232,742,391	1,049,566
U.S. Treasury Bonds	2,088	9/08	241,359,750	5,182,085

Total Purchased				$6,759,055

Sold:
2 Year U.S. Treasury Notes	3,779	9/08	$798,136,613	($4,005,986)

Total Sold				($4,005,986)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(k)	Alliance Bancorp and its affiliates filed for chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(z)	Effective April 2008, this security is no longer accruing interest.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi — Family Housing
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Principal
	Amount	Value

Asset Backed Securities — 2.8%
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	$45,917	$45,738
5.42%, 8/8/11	73,765	72,609
Capital Auto Receivables Asset Trust, 5.22%, 11/16/09	23,084	23,116
Capital One Auto Finance Trust, 5.33%, 11/15/10	52,591	52,309
Discover Card Master Trust, 3.471%, 9/17/12 (r)	100,000	100,148
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	75,000	74,407
GS Auto Loan Trust, 2.65%, 5/16/11	5,978	5,976
Household Automotive Trust, 3.93%, 7/18/11	42,766	42,769
WFS Financial Owner Trust:
3.60%, 2/17/12	58,786	58,748
3.93%, 2/17/12	218,477	218,505

Total Asset Backed Securities (Cost $691,198)		694,325

Collateralized Mortgage-Backed Obligations (privately originated) — 0.6%
Impac CMB Trust, 2.753%, 5/25/35 (r)	2,647	2,135
MASTR Alternative Loans Trust, 6.25%, 7/25/36	109,083	93,781
Structured Asset Securities Corp, 5.00%, 6/25/35	51,786	46,348

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $142,434)		142,264

Corporate Bonds — 34.3%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
APL Ltd., 8.00%, 1/15/24	30,000	27,525
ArcelorMittal , 6.125%, 6/1/18 (e)	50,000	48,710
Army Hawaii Family Housing, 5.524%, 6/15/50 (e)	100,000	86,186
Asian Development Bank, 6.22%, 8/15/27	30,000	33,957
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	60,000	49,338

	Principal
	Amount	Value

Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	1,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	25,000	23,881
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	400,000	309,215
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	86,864	89,144
Bank of America, 3.316%, 5/12/10 (r)	200,000	199,101
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	50,000	50,585
Bear Stearns Co’s, Inc., 2.891%, 3/30/09 (r)	40,000	39,728
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	227,908
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	85,000	78,888
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	50,000	49,419
Cargill, Inc, 4.068%, 1/21/11 (e)(r)	70,000	69,768
Chesapeake Energy Corp, 7.25%, 12/15/18	275,000	268,812
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	55,000	27,156
Citigroup Capital XXI, 8.30% to 12/21/37, floating rate thereafter to 12/21/57 (r)	45,000	42,292
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	100,000	99,498
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	420,000	349,770
Discover Financial Services, 6.45%, 6/12/17	100,000	84,514
Dominion Resources, Inc.:
3.86%, 6/17/10 (r)	80,000	79,987
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	100,000	91,081
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	304,376
FMG Finance Pty Ltd.:
6.668%, 9/1/11 (e)(r)	145,000	145,906
10.00%, 9/1/13 (e)	75,000	82,219
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	300,000	286,561
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	116,080
Giants Stadium LLC, 8.99%, 4/1/37 (e)(r)	150,000	150,000
Glitnir Banki HF:
3.078%, 4/20/10 (e)(r)	75,000	60,891
6.693% to 6/15/11, floating rate thereafter to, 6.693%, 6/15/16 (e)(r)	150,000	94,669
GMAC LLC:
3.951%, 9/23/08 (r)	245,000	241,374
3.926%, 5/15/09 (r)	155,000	144,568
Great River Energy, 6.254%, 7/1/38 (e)	100,000	96,507
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/21/49 (e)(r)	30,000	21,021
Health Care Property Investors, Inc., 3.25%, 9/15/08 (r)	150,000	149,461
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	70,000	70,125
Huntington National Bank, 4.65%, 6/30/09	60,000	59,213
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	40,000	41,968
6.23%, 11/19/27	15,000	15,872
6.015%, 2/15/28	25,000	25,539
Irwin Land LLC:
5.03%, 12/15/25 (e)	100,000	87,749
5.40%, 12/15/47 (e)	125,000	102,203
Jersey Central Power & Light Co., 5.625%, 5/1/16	15,000	14,481
JPMorgan Chase & Co., 3.408%, 1/22/10 (r)	50,000	49,774
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	200,000	169,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	100,000	100,128
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	32,315
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	30,000	25,928
Morgan Stanley:
2.803%, 1/15/10 (r)	30,000	29,130
2.993%, 1/15/10 (r)	60,000	58,829
4.778%, 5/14/10 (r)	30,000	29,884
National Fuel Gas Co., 6.50%, 4/15/18 (e)	100,000	98,708
NationsBank Cap Trust III, 3.263%, 1/15/27 (r)	65,000	50,937
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	40,000	43,047
6.59%, 7/7/38	30,000	31,483

	Principal
	Amount	Value

Noble Group Ltd:
8.50%, 5/30/13 (e)	300,000	301,865
6.625%, 3/17/15 (e)	70,000	61,488
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	66,254
6.00%, 10/1/51 (e)	30,000	28,252
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	34,092
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	50,000	50,851
Pioneer Natural Resources Co.:
5.875%, 7/15/16	100,000	90,711
6.65%, 3/15/17	240,000	226,214
7.20%, 1/15/28	100,000	89,815
PPL Montana LLC, 8.903%, 7/2/20	24,517	25,370
ProLogis, 2.886%, 8/24/09 (r)	150,000	145,944
Puget Sound Energy, Inc., 7.02%, 12/1/27	25,000	25,644
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	25,430
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	9,400
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	105,000	95,691
SABMiller plc, 2.998%, 7/1/09 (e)(r)	60,000	59,869
Skyway Concession Co. LLC, 3.081%, 6/30/17 (b)(e)(r)	100,000	80,826
Southern California Edison Co., 5.75%, 4/1/35	10,000	9,761
SouthTrust Bank, 6.565%, 12/15/27	120,000	117,981
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (b)(r)	300,000	232,173
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	50,000	43,321
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	135,000	42,264
2/15/31 (e)	196,000	51,376
2/15/43 (e)	1,950,000	334,529
2/15/45 (e)	357,257	49,272
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	14,327
Wachovia Bank, 3.62%, 5/14/10 (r)	50,000	49,742
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	100,000	69,000
Wachovia Corp, 4.69%, 5/1/13 (r)	40,000	39,656
Wells Fargo Bank:
6.584%, 9/1/27 (e)	100,000	100,901
6.734%, 9/1/47 (e)	100,000	101,154
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/26/49 (r)	120,000	119,286
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	30,000	32,739
Xstrata Finance Dubai Ltd., 3.035%, 11/13/09 (e)(r)	90,000	88,963

Total Corporate Bonds (Cost $8,652,927)		8,372,070

Taxable Municipal Obligations — 9.0%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	29,931
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	23,956
Anaheim California Redevelopment Agency Tax Allocation Bonds, 6.506%, 2/1/31	125,000	132,900
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	29,027
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	30,984
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	30,000	28,077
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	31,294
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	8,451
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	85,436
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,856

	Principal
	Amount	Value

Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	14,209
5.34%, 6/1/25	15,000	13,896
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	23,885
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	23,694
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	24,183
5.48%, 1/1/21	10,000	10,021
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	15,009
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	24,999
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	66,620
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	80,059
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,015
Kaukauna Wisconsin School District GO Revenue Bonds, 5.07%, 3/1/09	125,000	125,641
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	59,333
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	50,955
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,722
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	49,252
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	115,403
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	60,000	55,805
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	13,996
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	28,155
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,686
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	46,776
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	79,141
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	48,826
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	29,447
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	56,027
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	29,139
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	70,007
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	57,652
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	16,427
6/30/18	30,000	17,203
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	11,862
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,772

Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	73,462
8/1/28	175,000	48,228
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	39,909
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	13,676
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	38,655
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	40,264
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	50,000	49,810
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	41,136
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	47,146
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	13,332
5.442%, 7/1/50	10,000	8,954

	Principal
	Amount	Value

Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	14,182
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	13,992
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	37,946

Total Taxable Municipal Obligations (Cost $2,247,003)		2,212,421

U.S. Government Agencies and Instrumentalities — 21.3%
Federal Home Loan Bank Discount Notes, 7/1/08	5,100,000	5,100,000
Freddie Mac, 6.00%, 12/15/32	295,946	58,151
New Valley Generation V, 4.929%, 1/15/21	38,730	37,156

Total U.S. Government Agencies and Instrumentalities (Cost $5,201,424)		5,195,307

U.S. Treasury — 30.0%
United States Treasury Bonds:
5.375%, 2/15/31	35,000	38,927
4.75%, 2/15/37	122,000	126,098
5.00%, 5/15/37	298,000	320,490
United States Treasury Notes:
5.125%, 5/15/16	909,000	991,236
3.875%, 5/15/18	5,904,000	5,853,262

Total U.S. Treasury (Cost $7,232,118)		7,330,013

	Shares

Equity Securities — 0.1%
Conseco, Inc. *	1,712	16,983

Total Equity Securities (Cost $30,993)		16,983

TOTAL INVESTMENTS (Cost $24,198,097) — 98.1%		23,963,383
Other assets and liabilities, net — 1.9%		454,368

NET ASSETS — 100%		$24,417,751

				Unrealized
			Underlying Face	Appreciation
FUTURES	# of Contracts	Expiration Date	Amount at Value	(Depreciation)

Purchased:
10 Year U.S. Treasury Notes	18	9/08	$2,050,594	$5,598
U.S. Treasury Bonds	3	9/08	346,781	8,738

Total Purchased				$14,336

*	Non-income producing security.

(b)	This Security was valued by the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Shares	Value

EQUITY SECURITIES — 93.5%
Auto Components — 1.1%
Fuel Systems Solutions, Inc.*	33,900	$1,305,150

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	19,700	1,428,250
OSI Pharmaceuticals, Inc.*	60,500	2,499,860

		3,928,110

Capital Markets — 2.2%
optionsXpress Holdings, Inc.	110,850	2,476,389

Chemicals — 4.2%
Calgon Carbon Corp.*	222,700	3,442,942
H.B. Fuller Co.	60,100	1,348,644

		4,791,586

Commercial Banks — 0.9%
Park National Corp.	19,200	1,034,880

Commercial Services & Supplies — 6.3%
FTI Consulting, Inc.*	29,300	2,005,878
Watson Wyatt Worldwide, Inc.	97,855	5,175,551

		7,181,429

Communications Equipment — 4.5%
ADC Telecommunications, Inc.*	72,500	1,070,825
Comtech Telecommunications Corp.*	27,000	1,323,000
Harmonic, Inc.*	46,500	442,215
Tekelec*	159,900	2,352,129

		5,188,169

	Shares	Value

Construction & Engineering — 3.4%
EMCOR Group, Inc.*	40,000	1,141,200
Layne Christensen Co.*	31,800	1,392,522
Perini Corp.*	41,200	1,361,660

		3,895,382

Construction Materials — 0.9%
Headwaters, Inc.*	87,100	1,025,167

Consumer Finance — 1.9%
World Acceptance Corp.*	63,360	2,133,331

Diversified Consumer Services — 2.2%
Strayer Education, Inc.	12,100	2,529,747

Diversified Financial Services — 1.7%
Portfolio Recovery Associates, Inc.*	52,045	1,951,688

Electrical Equipment — 1.1%
Woodward Governor Co.	34,800	1,240,968

Electronic Equipment & Instruments — 2.0%
Multi-Fineline Electronix, Inc.*	46,400	1,283,888
SYNNEX Corp.*	39,200	983,528

		2,267,416

Energy Equipment & Services — 7.0%
Hornbeck Offshore Services, Inc.*	60,300	3,407,553
Mitcham Industries, Inc.*	50,210	857,587
Pioneer Drilling Co.*	42,197	793,726
Superior Energy Services, Inc.*	53,420	2,945,579

		8,004,445

Food Products — 1.3%
Flowers Foods, Inc.	52,050	1,475,097

Gas Utilities — 2.5%
New Jersey Resources Corp.	45,150	1,474,147
WGL Holdings, Inc.	40,600	1,410,444

		2,884,591

Health Care Equipment & Supplies — 2.2%
Datascope Corp.	30,800	1,447,600
Meridian Bioscience, Inc.	39,500	1,063,340

		2,510,940

Health Care Providers & Services — 5.1%
Amedisys, Inc.*	81,819	4,125,314
AMERIGROUP Corp.*	42,385	881,608
RehabCare Group, Inc.*	53,600	859,208

		5,866,130

Hotels Restaurants & Leisure — 0.5%
Panera Bread Co.*	11,726	542,445

Insurance — 3.0%
Amerisafe, Inc.*	74,900	1,193,906
HCC Insurance Holdings, Inc.	50,175	1,060,699
Philadelphia Consolidated Holding Corp.*	35,366	1,201,383

		3,455,988

	Shares	Value

Internet & Catalog Retail — 6.1%
1-800-FLOWERS.COM, Inc.*	82,300	530,835
NetFlix, Inc.*	35,200	917,664
PetMed Express, Inc.*	88,100	1,079,225
priceline.com, Inc.*	38,712	4,469,688

		6,997,412

Internet Software & Services — 1.0%
Interwoven, Inc.*	98,600	1,184,186

IT Services — 1.0%
MAXIMUS, Inc.	33,900	1,180,398

Leisure Equipment & Products — 0.8%
Callaway Golf Co.	82,500	975,975

Life Sciences — Tools & Services — 1.0%
eResearchTechnology, Inc.*	68,000	1,185,920

Machinery — 8.1%
Actuant Corp.	60,000	1,881,000
Columbus McKinnon Corp.*	38,600	929,488
Robbins & Myers, Inc.	72,900	3,635,523
Valmont Industries, Inc.	27,300	2,847,117

		9,293,128

Metals & Mining — 2.7%
Compass Minerals International, Inc.	39,100	3,149,896

Oil, Gas & Consumable Fuels — 1.2%
Swift Energy Co.*	20,500	1,354,230

Personal Products — 1.0%
NBTY, Inc.*	35,715	1,145,023

Pharmaceuticals — 1.0%
Medicis Pharmaceutical Corp.	54,100	1,124,198

Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.*	158,700	1,652,067
Anadigics, Inc.*	96,400	949,540
Pericom Semiconductor Corp.*	29,200	433,328

		3,034,935

Software — 2.7%
MICROS Systems, Inc.*	62,630	1,909,589
SPSS, Inc.*	33,700	1,225,669

		3,135,258

Specialty Retail — 1.5%
Gymboree Corp.*	34,100	1,366,387
Sally Beauty Holdings, Inc.*	14,900	96,254
The Childrens Place Retail Stores, Inc.*	6,900	249,090

		1,711,731

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.*	6,500	904,800
Volcom, Inc.*	17,350	415,185

		1,319,985

	Shares	Value

Thrifts & Mortgage Finance — 1.1%
OceanFirst Financial Corp.	21,200	382,660
Trustco Bank Corp. NY	114,993	853,248

		1,235,908

Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	107,400	2,595,858
WESCO International, Inc.*	25,405	1,017,216

		3,613,074

Total Equity Securities (Cost $95,593,465)		107,330,305

	Principal
	Amount

Certificates of Deposit — 0.1%
ShoreBank, 3.00%, 2/11/09 (b)(k)	$100,000	99,750

Total Certificates of Deposit (Cost $100,000)		99,750

High Social Impact Investments — 1.0%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	1,151,905	1,147,125

Total High Social Impact Investments (Cost $1,151,905)		1,147,125

U.S. Government Agencies and Instrumentalities — 8.3%
Federal Home Loan Bank Discount Notes, 7/1/08	9,600,000	9,600,000

Total U.S. Government Agencies and Instrumentalities (Cost $9,600,000)		9,600,000

TOTAL INVESTMENTS (Cost $106,445,370) — 102.9%		118,177,180
Other assets and liabilities, net — (2.9%)		(3,332,718)

NET ASSETS — 100%		$114,844,462

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(i)	Restricted securities represent 1.0% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Restricted Securities	Acquisiton Date	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10	7/2/07	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Principal
	Amount	Value

Asset Backed Securities — 6.9%
ACLC Business Loan Receivables Trust, 3.121%, 10/15/21 (e)(r)	$226,552	$222,066
AmeriCredit Automobile Receivables Trust:
5.11%, 10/6/10	989,158	991,596
5.29%, 11/6/10	2,621,383	2,619,129
4.87%, 12/6/10	3,816,044	3,801,113
5.31%, 1/6/11	792,693	792,669
3.61%, 5/6/11	1,567,503	1,553,964
3.43%, 7/6/11	1,492,295	1,482,228
5.42%, 8/8/11	5,602,403	5,514,588
5.56%, 9/6/11	368,025	368,173
5.21%, 10/6/11	8,698,506	8,539,317
Atherton Franchisee Loan Funding LLC:
7.20%, 2/15/13 (e)	24,228	23,985
6.85%, 5/15/20 (e)	30,263	30,219
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	2,401,232	2,413,661
5.22%, 11/16/09	2,308,401	2,311,592
Capital One Auto Finance Trust:
5.33%, 5/15/10	1,023,204	1,022,378
5.33%, 11/15/10	11,179,151	11,119,265
2.511%, 10/15/12 (r)	3,010,834	2,853,733
Captec Franchise Trust, 8.155%, 6/15/13 (e)	1,250,000	1,306,222
Countrywide Asset-Backed Certificates, 2.933%, 11/25/34 (r)	152,530	135,309
Discover Card Master Trust I, 2.481%, 8/15/12 (r)	2,000,000	1,970,007
Dunkin Securitization, 5.779%, 6/20/31 (e)	4,000,000	3,680,600
First Investors Auto Owner Trust, 4.93%, 2/15/11 (e)	149,987	147,878
FMAC Loan Receivables Trust:
2.905%, 11/15/18 (e)(r)	10,708,879	414,969
1.673%, 4/15/19 (e)(r)	18,954,959	781,892
Ford Credit Auto Owner Trust, 4.30%, 8/15/09	54,869	54,876
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	8,500,000	8,432,745
Golden Securities Corp., 3.128%, 12/2/13 (e)(r)	81,795	81,749
GS Auto Loan Trust, 2.65%, 5/16/11	1,342,665	1,342,241
Household Automotive Trust, 3.93%, 7/18/11	2,138,285	2,138,475
Hyundai Auto Receivables Trust, 3.46%, 8/15/11	823,834	824,802
Long Beach Auto Receivables Trust, 4.08%, 6/15/10	222,905	222,818
Triad Auto Receivables Owner Trust:
4.28%, 6/14/10	432,650	431,362
4.77%, 1/12/11	4,737,952	4,702,953
WFS Financial Owner Trust:
3.93%, 2/17/12	1,966,290	1,966,542
3.44%, 5/17/12	2,343,159	2,342,290
Whole Auto Loan Trust, 3.26%, 3/15/11	1,070,453	1,083,235

Total Asset Backed Securities (Cost $77,951,761)		77,720,641

Collateralized Mortgage-Backed Obligations (privately originated) — 2.9%
American Home Mortgage Assets, 4.104%, 5/25/46 (r)	6,805,539	323,263
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	3,124,241	640,141
Bella Vista Mortgage Trust, 2.732%, 5/20/45 (r)	26,834	20,812
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,987,473	1,951,525
CS First Boston Mortgage Securities Corp, 4.636%, 12/25/33 (r)	4,328,504	3,498,197

	Principal
	Amount	Value

Impac CMB Trust:
3.123%, 9/25/34 (r)	98,761	87,601
3.223%, 11/25/34 (r)	71,922	63,032
2.743%, 4/25/35 (r)	892,310	682,730
2.793%, 4/25/35 (r)	305,586	182,269
2.753%, 5/25/35 (r)	132,365	106,760
2.803%, 8/25/35 (r)	676,171	511,426
MASTR Adjustable Rate Mortgages Trust, 2.863%, 11/25/34 (r)	17,661	16,817
MASTR Alternative Loans Trust, 6.25%, 7/25/36	5,735,279	4,930,745
Residential Accredit Loans, Inc.:
0.224%, 5/25/19 (r)	77,676,738	498,048
6.00%, 12/25/35	5,027,364	4,688,718
Residential Asset Securitization Trust, 6.25%, 11/25/36	2,308,883	2,036,877
Structured Asset Securities Corp, 5.00%, 6/25/35	12,946,507	11,586,858
WaMu Mortgage Pass Through Certificates, 4.928%, 4/25/44 (r)	15,660	12,882
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36	69,882,914	349,415

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $32,397,040)		32,188,116

Commercial Mortgage-Backed Securities — 2.3%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	3,000,000	2,881,875
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	4,000,000	3,905,936
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	4,000,000	3,962,500
Commercial Capital Access One, Inc., 24.407%, 2/15/09 (e)(r)	4,700,000	540,500
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	4,062,770
5.245%, 11/15/36 (e)	2,000,000	1,994,121
5.362%, 11/15/36 (e)	1,000,000	941,244

Enterprise Mortgage Acceptance Co. LLC:
0.828%, 1/15/25 (e)(r)	32,091,223	641,824
6.156%, 1/15/27 (e)(r)	11,279,097	5,301,176
FFCA Secured Lending Corp, 1.016%, 10/18/25 (e)(r)	4,604,544	123,388
First Union National Bank — Bank Of America N.A. Commercial Mortgage Trust, 1.709%, 3/15/33 (e)(r)	15,000,000	176,370
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	493,301
Trust III, 5.361%, 2/15/36 (e)	1,175,000	1,176,645

Total Commercial Mortgage-Backed Securities (Cost $26,762,207)		26,201,650

Corporate Bonds — 43.8%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,945,000	1,904,554
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	5,000,000	3,640,390
7.30%, 10/14/49 (e)	1,000,000	927,090
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
AMB Property LP, 5.45%, 12/1/10	3,000,000	2,973,819
Anadarko Petroleum Corp., 3.176%, 9/15/09 (r)	11,990,000	11,839,395
APL Ltd., 8.00%, 1/15/24	150,000	137,625
ArcelorMittal , 5.375%, 6/1/13 (e)	5,000,000	4,933,023
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	17,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	216,838
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	1,500,000	1,159,558
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	6,124,951	6,285,731
Bank of America, 3.316%, 5/12/10 (r)	17,000,000	16,923,568
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	5,000,000	5,044,272

	Principal
	Amount	Value

Bear Stearns Co’s, Inc.:
2.891%, 3/30/09 (r)	10,390,000	10,319,308
3.218%, 7/19/10 (r)	3,000,000	2,949,560
2.886%, 8/15/11 (r)	4,000,000	3,877,687
BellSouth Telecommunications, Inc., 6.125%, 9/23/08	1,000,000	1,005,925
Branch Banking & Trust Co., 2.732%, 9/2/08 (r)	120,000	119,859
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	3,000,000	3,001,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	2,000,000	1,856,193
CAM US Finance SA Sociedad Unipersonal, 3.023%, 2/1/10 (e)(r)	1,000,000	941,884
Capmark Financial Group, Inc., 3.366%, 5/10/10 (r)	1,400,000	1,079,191
Cardinal Health, Inc., 2.958%, 10/2/09 (r)	1,000,000	982,856
Cargill, Inc:
4.068%, 1/21/11 (e)(r)	10,000,000	9,966,790
5.60%, 9/15/12 (e)	3,000,000	3,000,856
Caterpillar Financial Services Corp., 3.208%, 2/8/10 (r)	4,950,000	4,959,175
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	933,029
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	6,500,000	6,563,250
CIT Group, Inc.:
3.875%, 11/3/08	399,000	392,516
2.959%, 12/19/08 (r)	1,000,000	968,750
Citigroup, Inc.:
2.817%, 6/9/09 (r)	110,000	109,151
2.809%, 5/18/11 (r)	2,900,000	2,808,440
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	3,000,000	2,984,954
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	1,000,000	832,786
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	2,000,000	1,715,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,548
Discover Financial Services, 3.316%, 6/11/10 (r)	6,756,000	5,777,839
Dominion Resources, Inc.:
3.864%, 6/17/10 (r)	10,000,000	9,998,374
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	1,000,000	910,815
Duke Energy Corp., 4.20%, 10/1/08	2,000,000	2,003,828
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	300,000	268,567
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,006,502
Fidelity National Information Services, Inc., 4.75%, 9/15/08	500,000	498,976
Fifth Third Bank, 2.87%, 8/10/09	163,632	161,631
First Tennessee Bank:
5.75%, 12/1/08	250,000	249,621
5.316%, 12/8/08	5,150,000	5,189,090
FMG Finance Pty Ltd.:
6.682%, 9/1/11 (e)(r)	10,600,000	10,666,250
10.00%, 9/1/13 (e)	1,400,000	1,534,750
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	19,000,000	18,148,866
Giants Stadium LLC, 8.99%, 4/1/37 (e)(r)	13,500,000	13,500,000
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	8,000,000	7,736,042
3.078%, 4/20/10 (e)(r)	10,830,000	8,792,660
4.75%, 10/15/10 (e)	1,000,000	848,781
3.258%, 1/21/11 (e)(r)	2,000,000	1,546,548
6.33%, 7/28/11 (e)	180,000	145,160
GMAC LLC:
3.951%, 9/23/08 (r)	14,000,000	13,792,826
3.926%, 5/15/09 (r)	10,500,000	9,793,304
Great River Energy, 5.829%, 7/1/17 (e)	9,605,000	9,537,285
Hartford Life Global Funding Trusts, 3.508%, 5/14/10 (r)	4,850,000	4,828,112
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	13,850,000	13,800,276
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	3,660,000	3,666,533
HRPT Properties Trust, 3.376%, 3/16/11 (r)	7,000,000	6,434,233
HSBC Finance Corp., 4.45%, 9/15/08	2,000,000	2,002,332
Huntington National Bank, 4.65%, 6/30/09	5,000,000	4,934,387

	Principal
	Amount	Value

Independence Community Bank Corp.:
3.5% to 6/1/08, floating rate thereafter to 6/20/13 (r)	2,350,000	2,024,582
3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,500,000	3,608,445
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	1,135,000	1,190,841
6.443%, 11/15/27	105,000	116,789
6.015%, 2/15/28	500,000	510,770
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,335,000	1,256,649
John Deere Capital Corp.:
3.088%, 2/26/10 (r)	3,000,000	3,000,767
3.434%, 1/18/11 (r)	10,000,000	9,984,954
JPMorgan Chase & Co.:
2.88%, 10/28/08 (r)	4,000,000	3,999,700
4.394%, 1/22/10 (r)	10,000,000	9,954,703
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	7,000,000	5,667,095
Koninklijke Philips Electronics NV, 3.841%, 3/11/11 (r)	5,000,000	5,001,407
Lehman Brothers Holdings, Inc., 2.68%, 9/8/08 (r)	3,000,000	2,992,723
Leucadia National Corp.:
7.00%, 8/15/13	4,930,000	4,880,700
8.125%, 9/15/15	2,750,000	2,763,448
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12	4,000,000	4,002,960
5.733%, 12/1/17	2,000,000	1,970,340
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	3,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	1,000,000	845,291
Meridian Funding Co. LLC, 2.928%, 10/6/08 (e)(r)	105,353	100,257
Merrill Lynch & Co., Inc., 3.004%, 2/5/10 (r)	291,000	277,302
Metropolitan Life Global Funding I, 3.554%, 6/25/10 (e)(r)	10,000,000	10,000,427
Morgan Stanley:
2.803%, 1/15/10 (r)	1,500,000	1,456,512
2.993%, 1/15/10 (r)	3,500,000	3,431,696
4.778%, 5/14/10 (r)	3,000,000	2,988,417
National Australia Bank Ltd, 5.35%, 6/12/13 (e)	5,000,000	4,991,289
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	4,000,000	3,995,555
6.59%, 7/7/38	1,300,000	1,364,242
Noble Group Ltd.:
8.50%, 5/30/13 (e)	4,800,000	4,829,846
6.625%, 3/17/15 (e)	1,500,000	1,317,600
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,400,000	413,532
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	482,529	482,870
Pioneer Natural Resources Co.:
5.875%, 7/15/16	3,000,000	2,721,341
6.65%, 3/15/17	2,000,000	1,885,114
PPF Funding, Inc., 5.35%, 4/15/12 (e)	2,000,000	1,936,076
Preferred Term Securities IX Ltd., 3.356%, 4/3/33 (e)(r)	853,378	792,361
ProLogis, 2.886%, 8/24/09 (r)	8,000,000	7,783,694
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	2,500,000	2,441,953
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,501,815
Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	1,700,000	1,706,375
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (e)	5,000,000	5,051,187
Rouse Co., 8.00%, 4/30/09	1,000,000	992,124
SABMiller plc, 2.998%, 7/1/09 (e)(r)	175,000	174,617
Skyway Concession Co. LLC, 3.081%, 6/30/17 (b)(e)(r)	2,500,000	2,020,643
SLM Corp., 3.06%, 7/27/09 (r)	2,945,000	2,761,819
Southern Union Co., 6.089%, 2/16/10	2,000,000	2,013,658
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	2,000,000	1,915,924
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (b)(r)	8,825,000	6,829,765
Susquehanna Bancshares, Inc., 4.75% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	1,027,912
Thomson Reuters Corp., 5.95%, 7/15/13	4,930,000	4,950,809
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	6,589

	Principal
	Amount	Value

Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,941,626
2/15/45 (e)	42,565,142	5,870,460
Union Pacific Corp., 6.91%, 8/27/17	1,234,794	1,323,630
UnitedHealth Group, Inc.:
2.981%, 6/21/10 (r)	8,000,000	7,710,864
4.07%, 2/7/11 (r)	5,000,000	4,971,290
Wachovia Bank, 3.62%, 5/14/10 (r)	12,000,000	11,937,984
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	14,628,000	10,093,320
Wachovia Corp, 4.69%, 5/1/13 (r)	3,360,000	3,331,064
Wal-Mart Stores, Inc., 8.07%, 12/21/12	499,653	535,502
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	5,000,000	4,970,235
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	6,500,000	6,438,437
Xerox Corp., 3.563%, 12/18/09 (r)	750,000	736,817
Xstrata Finance Dubai Ltd., 3.035%, 11/13/09 (e)(r)	6,130,000	6,059,397

Total Corporate Bonds (Cost $505,156,160)		491,081,770

Taxable Municipal Obligations — 11.6%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	95,000	95,932
5.09%, 3/1/10	105,000	106,935
5.13%, 3/1/11	115,000	117,429
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	6,000,000	5,684,280
Allentown Pennsylvania GO Bonds:
Prerefunded, 3.41%, 10/1/09	1,895,000	1,890,850
Unrefunded Balance, 3.41%, 10/1/09	15,000	14,855
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,336,211
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	360,299
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	671,281
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	910,000	919,983
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	485,271
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,013,090
Butler Pennsylvania Redevelopment Authority Tax Increment Revenue Bonds, 5.25%, 12/1/13	680,000	681,414
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,900,928
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,435,296
California Statewide Communities Development Authority Revenue Bonds:
5.34%, 8/1/08	1,680,000	1,682,570
5.41%, 8/1/09	1,755,000	1,773,708
Zero Coupon, 6/1/10	2,820,000	2,618,285
Zero Coupon, 6/1/13	3,190,000	2,533,881
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	169,011
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,629,988
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.053%, 1/1/11	3,720,000	3,742,060
Cook County Illinois School District GO Bonds:
No. 95 Taxable Limited Refunding School Bonds, 5.45%, 12/1/11	200,000	206,086
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	302,723
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	1,700,826
Corte Madera California COPs, 5.447%, 2/1/16	1,435,000	1,419,502
El Paso Texas GO Bonds:
5.512%, 8/15/09	1,245,000	1,262,779
5.674%, 8/15/12	1,000,000	1,023,280
5.724%, 8/15/13	1,000,000	1,023,150
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,810,000	1,780,026
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	618,364

	Principal
	Amount	Value

Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	1,011,080
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.11%, 1/1/13	500,000	496,630
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,079,965
12/1/11	1,230,000	1,051,195
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,545,000	1,589,929
5.662%, 7/1/17	2,045,000	2,082,955
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	205,162
4.65%, 9/1/09	215,000	215,067
4.74%, 9/1/10	225,000	225,031
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	620,000	638,631
La Verne California PO Revenue Bonds:
5.40%, 6/1/09	270,000	272,905
5.45%, 6/1/10	340,000	345,763
5.49%, 6/1/11	350,000	355,939
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	775,008
4.22%, 7/1/09	805,000	804,887
Los Angeles County California PO Revenue Bonds, Zero Coupon, 6/30/10	363,000	335,463
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10	630,000	640,408
Michigan State Municipal Bond Authority Revenue Bonds:
5.42%, 12/1/08	2,890,000	2,909,190
5.252%, 6/1/15	1,000,000	982,350
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	3,075,000	3,147,201
Mississippi State Development Bank SO Revenue Bonds, 5.21%, 7/1/08	4,000,000	4,000,200
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,567,977
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,140,000	1,143,637
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,836,106
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,303,003
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,263,108
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	994,920
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	974,018
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,897,552
5.252%, 9/1/16	1,760,000	1,783,725
5.263%, 9/7/16	2,675,000	2,701,991
Oakland City California PO Revenue Bonds, Zero Coupon:
12/15/10	2,000,000	1,799,260
12/15/12	1,680,000	1,352,988
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,336,238
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,744,915

Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	5,326,032
Oregon State Department of Administrative Services Lottery Revenue Bonds:
5.334%, 4/1/09	1,565,000	1,585,220
5.374%, 4/1/10	1,650,000	1,689,056
5.355%, 4/1/11	1,000,000	1,026,940
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,140,000	1,165,160
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,040,000	3,080,310
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,800,000	1,710,288
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	4,000,000	4,010,720
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	705,000	726,770

	Principal
	Amount	Value

Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,795,000	1,796,490
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	580,000	581,409
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,041,314
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,435,000	1,472,310
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,575,000	1,589,348
Schenectady New York Metroplex Development Authority Revenue Bonds:
5.20%, 8/1/08	125,000	125,221
5.15%, 8/1/09	135,000	136,931
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	285,000	295,428
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	320,000	321,853
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10	425,000	432,824
5.20%, 2/1/14	1,295,000	1,315,060
Southern California Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12	850,000	840,242
St Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	1,500,000	1,506,570
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	475,000	507,376
Virginia State Housing Development Authority Revenue Bonds, 5.24%, 7/1/09	1,050,000	1,062,327
West Contra Costa California Unified School District COPs:
4.59%, 1/1/09	285,000	286,097
4.66%, 1/1/10	435,000	437,319
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	341,415

Total Taxable Municipal Obligations (Cost $128,027,655)		129,474,720

U.S. Government Agencies and Instrumentalities — 25.6%
Fannie Mae, 5.50%, 12/25/16	819,212	831,003
Federal Home Loan Bank, 3.625%, 11/14/08	3,395,000	3,408,728
Federal Home Loan Bank Discount Notes, 7/1/08	276,200,000	276,200,000
Freddie Mac:
6.625%, 9/15/09	250,000	260,842
5.125%, 12/15/13	1,581,226	1,591,310
6.00%, 12/15/32	2,130,808	418,686
Government National Mortgage Association:
5.50%, 1/16/32	4,815,102	645,262
5.50%, 5/20/32	4,911,534	666,498
New Valley Generation I, 7.299%, 3/15/19	792,233	894,565
New Valley Generation V, 4.929%, 1/15/21	774,610	743,113
Overseas Private Investment Corp., 7.45%, 12/15/10	517,046	542,719

Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	674,999	792,732

Total U.S. Government Agencies and Instrumentalities (Cost $286,887,493)		286,995,458

U.S. Treasury — 3.8%
United States Treasury Notes:
2.125%, 1/31/10	920,000	915,256
3.125%, 4/30/13	450,000	446,063
3.50%, 5/31/13	19,950,000	20,093,391
3.875%, 5/15/18	20,845,000	20,665,863

Total U.S. Treasury (Cost $41,774,946)		42,120,573

	Principal
	Amount	Value

Certificates of Deposit — 1.3%
Deutsche Bank, 3.409%, 6/18/10	15,000,000	14,967,630

Total Certificates of Deposit (Cost $15,000,000)		14,967,630

Equity Securities — 0.3%
Conseco, Inc. *	98,632	978,429
Roslyn Real Estate Asset Corp., Preferred	15	1,501,875
Woodbourne Capital Trust I, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust II, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust III, Preferred (b)(e)	625,000	353,125
Woodbourne Capital Trust IV, Preferred (b)(e)	625,000	353,125

Total Equity Securities (Cost $5,833,240)		3,892,804

TOTAL INVESTMENTS (Cost $1,119,790,502) — 98.5%		1,104,643,362
Other assets and liabilities, net — 1.5%		16,399,813

NET ASSETS — 100%		$1,121,043,175

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
10 Year U.S. Treasury Notes	214	9/08	$24,379,281	$161,801

Total Purchased:				$161,801

Sold:
2 Year U.S. Treasury Notes	167	9/08	$35,270,922	($277,078)

Total Sold				($277,078)

*	Non-income producing security.

(b)	This security is valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest .

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankuptcy on July 13, 2007. This security is no longer accruing interest.

(z)	Effective April 2008, this security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi_Family Housing
PO: Pension Obligation
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT ULTRA-SHORT FLOATING INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Principal
	Amount	Value

Asset Backed Securities — 5.1%
AmeriCredit Automobile Receivables Trust, 4.87%, 12/6/10	$45,917	$45,738
Capital One Auto Finance Trust:
5.27%, 6/15/10	27,169	27,110
5.33%, 11/15/10	152,339	151,523
2.511%, 10/15/12 (r)	56,974	54,001
Discover Card Master Trust, 3.471%, 9/17/12 (r)	100,000	100,148
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	75,000	74,407
GS Auto Loan Trust, 2.65%, 5/16/11	3,587	3,586
Triad Auto Receivables Owner Trust, 4.77%, 1/12/11	58,864	58,429

Total Asset Backed Securities (Cost $513,851)		514,942

Collateralized Mortgage-Backed Obligations (privately originated) — 1.1%
Adjustable Rate Mortgage Trust, 2.883%, 2/25/35 (r)	5,575	5,121
Impac CMB Trust:
3.263%, 10/25/34 (r)	5,297	4,231
2.743%, 4/25/35 (r)	6,112	4,676
MLCC Mortgage Investors, Inc.:
2.853%, 3/25/28 (r)	28,169	27,304
2.713%, 4/25/29 (r)	12,676	11,762
2.763%, 7/25/29 (r)	17,745	16,985
2.713%, 3/25/30 (r)	8,292	7,810
Sequoia Mortgage Trust, 2.802%, 11/20/34 (r)	36,140	31,518

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $118,391)		109,407

	Principal
	Amount	Value

Corporate Bonds — 49.6%
Anadarko Petroleum Corp., 3.176%, 9/15/09 (r)	90,000	88,870
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	30,000	23,191
Bank of America, 3.316%, 5/12/10 (r)	100,000	99,550
Bear Stearns Co’s, Inc.:
2.891%, 3/30/09 (r)	20,000	19,864
3.218%, 7/19/10 (r)	40,000	39,327
Branch Banking & Trust Co, 2.732%, 9/2/08 (r)	30,000	29,965
Capmark Financial Group, Inc., 3.366%, 5/10/10 (r)	40,000	30,834
Cargill, Inc, 4.068%, 1/21/11 (e)(r)	75,000	74,751
Caterpillar Financial Services Corp., 3.208%, 2/8/10 (r)	50,000	50,093
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	10,000	10,097
CIT Group, Inc.:
2.959%, 12/19/08 (r)	30,000	29,062
2.839%, 8/17/09 (r)	20,000	18,175
2.906%, 3/12/10 (r)	30,000	26,025
Citigroup, Inc., 2.809%, 5/18/11 (r)	100,000	96,843
Comcast Corp., 3.01%, 7/14/09 (r)	30,000	29,664
CVS Caremark Corp., 2.982%, 6/1/10 (r)	100,000	97,504
Discover Financial Services, 3.316%, 6/11/10 (r)	60,000	51,313
Dominion Resources, Inc., 3.86%, 6/17/10 (r)	90,000	89,985
FMG Finance Pty Ltd., 6.682%, 9/1/11 (e)(r)	55,000	55,344
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	200,000	191,041
Giants Stadium LLC, 8.99%, 4/1/37 (e)(r)	1,900,000	1,900,000
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	60,000	58,020
3.078%, 4/20/10 (e)(r)	50,000	40,594
3.258%, 1/21/11 (e)(r)	30,000	23,198
GMAC LLC:
3.951%, 9/23/08 (r)	120,000	118,224
3.926%, 5/15/09 (r)	65,000	60,625
Hartford Life Global Funding Trusts, 3.508%, 5/14/10 (r)	80,000	79,639
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	100,000	99,641
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	75,000	75,134
HRPT Properties Trust, 3.376%, 3/16/11 (r)	50,000	45,959
Huntington National Bank, 4.65%, 6/30/09	25,000	24,672
John Deere Capital Corp., 3.434%, 1/18/11 (r)	100,000	99,850
JPMorgan Chase & Co., 3.408%, 1/22/10 (r)	50,000	49,774
Koninklijke Philips Electronics NV, 3.841%, 3/11/11 (r)	70,000	70,020
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	25,000	21,132
Meridian Funding Co. LLC, 2.928%, 10/6/08 (e)(r)	22,616	21,522
Merrill Lynch & Co., Inc., 2.768%, 8/14/09 (r)	50,000	48,732
Metropolitan Life Global Funding I, 3.554%, 6/25/10 (e)(r)	100,000	100,004
Morgan Stanley, 2.993%, 1/15/10 (r)	60,000	58,829
NationsBank Cap Trust III, 3.263%, 1/15/27 (r)	30,000	23,510
Pepco Holdings, Inc., 3.307%, 6/1/10 (r)	25,000	24,682
Post Apartment Homes LP VRDN, 2.48%, 7/15/29 (r)	50,000	50,000
ProLogis, 2.886%, 8/24/09 (r)	100,000	97,296
SABMiller plc, 2.998%, 7/1/09 (e)(r)	25,000	24,945
Skyway Concession Co. LLC, 3.081%, 6/30/17 (b)(e)(r)	60,000	48,495
SLM Corp, 3.06%, 7/27/09 (r)	30,000	28,134
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	80,000	76,637
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (b)(r)	20,000	15,478
UnitedHealth Group, Inc.:
2.762%, 3/2/09 (r)	60,000	59,388
4.07%, 2/7/11 (r)	60,000	59,655
Wachovia Bank, 3.62%, 5/14/10 (r)	200,000	198,966
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	20,000	13,800
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	60,000	59,432
Xstrata Finance Dubai Ltd., 3.035%, 11/13/09 (e)(r)	60,000	59,309

Total Corporate Bonds (Cost $5,060,763)		4,986,794

	Principal
	Amount	Value

Taxable Municipal Obligations — 1.8%
CIDC-Hudson House LLC New York Revenue VRDN, 3.00%, 12/1/34 (r)	50,000	50,000
Middletown New York IDA Revenue VRDN, 3.00%, 6/1/15 (r)	50,000	50,000
Portage Indiana Economic Development Revenue VRDN, 3.08%, 3/1/20 (r)	40,000	40,000
SunAmerica Trust Various States VRDN, 2.733%, 7/1/41 (r)	44,000	44,000

Total Taxable Municipal Obligations (Cost $184,000)		184,000

U.S. Government Agencies and Instrumentalities — 35.8%
Federal Home Loan Bank Discount Notes, 7/1/08	3,600,000	3,600,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,600,000)		3,600,000

Certificate of Deposite — 0.8%
Deutsche Bank, 3.409%, 6/18/10	80,000	79,827

Total Certificate of Deposite (Cost $80,000)		79,827

TOTAL INVESTMENTS (Cost $9,557,005) — 94.2%		9,474,970
Other assets and liabilities, net — 5.8%		587,406

NET ASSETS — 100%		$10,062,376

(b)	This security was valued by the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Floating Income, and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, and Ultra-Short Floating Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Ultra-Short Floating Income began operations on October 31, 2006. Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R, which commenced operations on October 31, 2006, and Class Y, which commenced operations on February 29, 2008). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008) and Long-Term Income and Ultra-Short Floating Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Floating Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2008:

	Total Investments	% of Net Assets

Income	$152,339,440	2.5%
Long Term Income	414,422	1.7%
Short Duration Income	10,700,529	1.0%
Ultra-Short Floating Income	63,973	0.6%
New Vision Small Cap	1,246,875	1.1%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007 for Income, Short Duration, and New Vision, tax years ended September 30, 2005 — 2007 for Long-Term Income, and tax year ended September 30, 2007 for Ultra-Short Floating Income) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2008, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

		Long-Term	Short Duration	Ultra-Short	New Vision
	Income	Income	Income	Floating Income	Small Cap

Federal income tax cost of investments	$6,311,592,711	$24,269,615	$1,120,021,975	$9,558,328	$106,505,315
Unrealized appreciation	23,058,667	156,316	4,206,360	7,847	18,922,100
Unrealized depreciation	(380,301,330)	(462,548)	(19,584,973)	(91,205)	(7,250,235)
Net unrealized appreciation/ (depreciation)	($357,242,663)	($306,232)	($15,378,613)	($83,358)	$11,671,865

CAPITAL LOSS CARRYFORWARDS

New Vision
Expiration Date	Small Cap

30-Sept-2010	$571,370
30-Sept-2014	2,061,130
30-Sept-2015	1,688,942

$4,321,442

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The New Vision Small Cap Fund’s use of net capital loss carryforwards of $571,370 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 28, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 28, 2008